PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:
	2017	2016
	(In thousands)
Land	$16,199	$15,486
Buildings	55,434	54,656
Equipment	69,604	72,090
	141,237	142,232
Accumulated depreciation and amortization	(102,088)	(102,057)
Property and equipment, net	$39,149	$40,175

Depreciation expense was $5.3 million, $5.8 million and $6.6 million in 2017, 2016 and 2015, respectively.